FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES, Liquidity Risk (Details) - Liquidity Risk [Member] - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Financial Liabilities [Abstract]
Financial liabilities	$ 4,120,664	$ 2,205,370
Carrying Amount [Member]
Financial Liabilities [Abstract]
Financial liabilities	3,808,503	2,156,298
Less Than or Equal to 1 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	2,763,585	1,563,609
1-5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	1,357,079	641,761
Later Than or Equal to 5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	0	0
Trade and Other Payables [Member]
Financial Liabilities [Abstract]
Financial liabilities	2,317,830	1,180,984
Trade and Other Payables [Member] | Carrying Amount [Member]
Financial Liabilities [Abstract]
Financial liabilities	2,317,830	1,180,984
Trade and Other Payables [Member] | Less Than or Equal to 1 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	2,317,830	1,180,984
Trade and Other Payables [Member] | 1-5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	0	0
Trade and Other Payables [Member] | Later Than or Equal to 5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	0	0
Lease Liabilities [Member]
Financial Liabilities [Abstract]
Financial liabilities	1,776,344	990,427
Lease Liabilities [Member] | Carrying Amount [Member]
Financial Liabilities [Abstract]
Financial liabilities	1,465,780	944,451
Lease Liabilities [Member] | Less Than or Equal to 1 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	439,382	376,655
Lease Liabilities [Member] | 1-5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	1,336,962	613,773
Lease Liabilities [Member] | Later Than or Equal to 5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	0	0
Other Loans and Borrowings [Member]
Financial Liabilities [Abstract]
Financial liabilities	26,490	33,958
Other Loans and Borrowings [Member] | Carrying Amount [Member]
Financial Liabilities [Abstract]
Financial liabilities	24,893	30,863
Other Loans and Borrowings [Member] | Less Than or Equal to 1 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	6,373	5,970
Other Loans and Borrowings [Member] | 1-5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	20,117	27,988
Other Loans and Borrowings [Member] | Later Than or Equal to 5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	$ 0	$ 0